                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_]; Amendment Number: __________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Jonathan S. Lavine           Boston, MA                 8/14/07
 -----------------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ------------------------------------------------------
28-__________________
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total:            503,784
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name
--- ------------------------  ------------------------

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                             Sankaty Advisors, LLC
                   Form 13F Information Table as of 6/30/07

Column 1                              Column 2      Column 3   Column 4  Column 5  Column 6  Column 7     Column 8
--------                           -------------- ------------ --------- -------- ---------- -------- ----------------
                                                                                                      Voting Authority
                                                                          Value   Investment  Other   ----------------
Name of Issuer                     Title of Class    Cusip      Shares   (x$1000) Discretion Managers Sole Shared None
--------------                     -------------- ------------ --------- -------- ---------- -------- ---- ------ ----
Armstrong World Inds Inc..........     Common      04247X102     139,629 $ 7,002    (OTHER)                        X
Burger King Hldgs Inc.............     Common      121208201     906,535 $19,103    (OTHER)                        X
Carmike Cinemas Inc...............     Common      143436400     462,300 $10,152    (OTHER)                        X
Carrols Restaurant Group Inc......     Common      14574X104     618,670 $ 9,435    (OTHER)                        X
Celanese Corp Del.................     Common
                                      Series A     150870103     941,400 $36,507    (OTHER)                        X
Celestica Inc.....................  Sub Vtg Shrs   15101Q108   5,139,300 $32,121    (OTHER)                        X
Cheesecake Factory Inc............     Common      163072101     225,632 $ 5,532    (OTHER)                        X
Cinemark Holdings Inc.............     Common      17243V102     500,000 $ 8,945    (OTHER)                        X
Continental Resources Inc.........     Common      212015101     500,000 $ 8,000    (OTHER)                        X
Core Mark Holding Co Inc..........     Common      218681104      71,967 $ 2,589    (OTHER)                        X
CVS Caremark Corporation..........     Common      126650100     395,000 $14,398    (OTHER)                        X
DDi Corp..........................     Common
                                       0.0001      233162502   1,754,062 $13,945    (OTHER)                        X
Eagle Materials Inc...............     Common      26969P108     310,300 $15,220    (OTHER)                        X
El Paso Corp......................     Common      28336L109     360,000 $ 6,203    (OTHER)                        X
Entravision Communications C......      CL A       29382R107     675,000 $ 7,040    (OTHER)                        X
Genuine Parts Co..................     Common      372460105      16,000 $   794    (OTHER)                        X
Goodyear Tire & Rubr Co...........     Common      382550101     711,400 $24,728    (OTHER)                        X
Graphic Packaging Corp Del........     Common      388688103   2,719,600 $13,163    (OTHER)                        X
Hospira Inc.......................     Common      441060100     250,000 $ 9,760    (OTHER)                        X
Huntsman Corp.....................     Common      447011107     505,000 $12,277    (OTHER)                        X
Las Vegas Sands Corp..............     Common      517834107     325,000 $24,827    (OTHER)                        X
Nucor Corp........................     Common      670346105     415,000 $24,340    (OTHER)                        X
Radio One Inc.....................  CL D Non Vtg   75040P405   1,952,900 $13,787    (OTHER)                        X
Rogers Communications Inc.........      CL B       775109200      31,876 $ 1,445    (OTHER)                        X
Silgan Holdings Inc...............     Common      827048109     202,046 $11,169    (OTHER)                        X
Siliconware Precision Inds L...... Sponsd Adr Spl  827084864     600,000 $ 6,600    (OTHER)                        X
SIRVA Inc.........................     Common      82967Y104      91,800 $   182    (OTHER)                        X
SMTC Corp.........................     Common      832682207      77,160 $   451    (OTHER)                        X
Smurfit-Stone Container Corp......     Common      832727101   1,647,500 $21,928    (OTHER)                        X
Spirit Aerosystems Hldgs Inc......    Com CL A     848574109     438,100 $15,794    (OTHER)                        X
Sprint Nextel Corp................    Com Fon      852061100   1,900,000 $39,349    (OTHER)                        X
Steel Dynamics Inc................     Common      858119100     255,000 $10,687    (OTHER)                        X
Textron Inc.......................     Common      883203101     116,900 $12,872    (OTHER)                        X
United Rentals Inc................     Common      911363109     219,000 $ 7,126    (OTHER)                        X
Universal Compression Hldgs.......     Common      913431102     122,400 $ 8,870    (OTHER)                        X
Venoco Inc........................     Common      92275P307     300,000 $ 5,601    (OTHER)                        X
Vonage Hldgs Corp.................     Common      92886T201   2,695,824 $ 8,384    (OTHER)                        X
Warner Music Group Corp...........     Common      934550104     750,662 $ 8,678    (OTHER)                        X
Williams Cos Inc Del..............     Common      969457100     437,000 $13,818    (OTHER)                        X
Yell Group Limited................     Common     GB0031718066 1,181,022 $10,963    (OTHER)                        X